Convertible Debentures (Details Narrative)	Dec. 31, 2022	Mar. 30, 2021 USD ($) $ / shares	Mar. 30, 2021 CAD ($) $ / shares	Jul. 01, 2020 $ / shares	Jul. 01, 2020 $ / shares	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2019 CAD ($) $ / shares
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	11.82%
Unbrokered private placement of convertible debt [member]
IfrsStatementLineItems [Line Items]
Notional amount						$ 123,095	$ 163,000
Borrowings, interest rate						10.00%	10.00%
Exercise price | (per share)						$ 0.20	$ 0.25
Debt conversion price | (per share)						$ 0.12	$ 0.15
Derivative liability						$ 81,956
Convertible debt discount						$ 81,956
Convertible debenture [member]
IfrsStatementLineItems [Line Items]
Notional amount		$ 118,726	$ 150,000
Exercise price | (per share)				$ 0.09	$ 0.12
Debt conversion price | (per share)		$ 0.06	$ 0.075	$ 0.06	$ 0.075